Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Summarized balance sheet information
Current assets	$ 26,519	$ 28,814
Non-current assets	199,891	207,834
Current liabilities	32,352	34,841
Non-current liabilities	115,707	117,254
Equity attributable to equity holders	68,024	75,722
Non-controlling interests	10,327	8,831
Summarized income statement and comprehensive income information
Revenue	46,881	52,329		$ 53,041	[1]
Net income	2,202	10,414		5,688	[2]
Attributable to:
Equity holders	1,405	9,171		4,370	[1]
Non-controlling interests	797	1,243		1,318	[1]
Net income	2,202	10,414		5,688	[2]
Other comprehensive income	(10,104)	498		(7,756)	[2]
Total comprehensive income/(loss)	(7,901)	10,912		(2,068)	[2]
Attributable to:
Equity holders	(8,156)	10,044		(2,998)	[2]
Non-controlling interests	255	867		930	[2]
Summarized cash flow information
Cash flow from operating activities	10,891	14,036	[3]	15,064	[3],[4]
Cash flow from investing activities	6,336	(4,931)	[3]	(3,966)	[3],[4]
Cash flow from financing activities	(8,475)	(8,755)	[3]	(14,346)	[3],[4]
Ambev [member]
Summarized balance sheet information
Current assets	6,801	6,853
Non-current assets	17,291	18,389
Current liabilities	6,442	6,205
Non-current liabilities	3,188	3,517
Equity attributable to equity holders	14,204	15,203
Non-controlling interests	257	317
Summarized income statement and comprehensive income information
Revenue	11,373	13,196	[5]	13,819
Net income	2,286	3,093	[5]	3,122
Attributable to:
Equity holders	2,217	2,989	[5]	3,025
Non-controlling interests	69	104	[5]	97
Net income	2,286	3,093	[5]	3,122
Other comprehensive income	1,467	(193)	[5]	629
Total comprehensive income/(loss)	3,753	2,900	[5]	3,751
Attributable to:
Equity holders	3,647	2,801	[5]	3,620
Non-controlling interests	106	99	[5]	130
Summarized cash flow information
Cash flow from operating activities	3,673	4,664	[5]	5,089
Cash flow from investing activities	(1,325)	(1,228)	[5]	(1,011)
Cash flow from financing activities	(1,676)	(3,117)	[5]	(3,799)
Net increase/(decrease) in cash and cash equivalents	673	319	[5]	279
Budweiser APAC [Member]
Summarized balance sheet information
Current assets	2,332	2,108
Non-current assets	13,857	13,200
Current liabilities	4,637	4,493
Non-current liabilities	809	931
Equity attributable to equity holders	10,685	9,836
Non-controlling interests	58	48
Summarized income statement and comprehensive income information
Revenue	5,588	6,546	[6]	6,740	[7]
Net income	537	908	[6]	959	[7]
Attributable to:
Equity holders	514	898	[6]	958	[7]
Non-controlling interests	23	10	[6]	1	[7]
Net income	537	908	[6]	959	[7]
Other comprehensive income	635	(229)	[6]	(500)	[7]
Total comprehensive income/(loss)	1,172	679	[6]	459	[7]
Attributable to:
Equity holders	1,147	665	[6]	458	[7]
Non-controlling interests	25	14	[6]	1	[7]
Summarized cash flow information
Cash flow from operating activities	1,306	1,379	[6]	1,684	[7]
Cash flow from investing activities	(628)	(743)	[6]	(472)	[7]
Cash flow from financing activities	(383)	(1,349)	[6]	(1,237)	[7]
Net increase/(decrease) in cash and cash equivalents	$ 295	$ (713)	[6]	$ (25)	[7]

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	In 2019, the consolidated statement of comprehensive income for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[3]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[4]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[5]	In 2020, Ambev concluded the calculation of its tax credits on a judicial decision related to the exclusion of the Value-Added Tax (ICMS) from the taxable basis of the social contribution on gross revenues (PIS and COFINS). As a result of this judicial decision and other tax credit adjustments, in 2020, Ambev reclassified the tax credits previously reported in revenue to other operating income, and as such, restated its 2019 comparatives as required by IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
[6]	2020, Budweiser APAC reclassified the “Proceeds from cash pooling loans from AB InBev” from investing to financing activities in the summarized cash flow information. The presentation of the comparative amount has been restated to conform to the current year presentation.
[7]	The combined financial information for 2018 presents the historical financial information of the business of the Asia Pacific region of AB InBev, excluding Australia, and includes the assets, liabilities, revenue, expenses and cash flows attributable to all entities in the region, which are primarily in China, South Korea, India, Vietnam and Japan.